FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value of Financial Liabilities

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of September 30, 2024 and December 31, 2023:

	At September 30, 2024
	Level 1	Level 2	Level 3	Total
Public Warrants(1)	$—	$—	$—	$—
Junior Note Warrants	—	—	82,333	82,333
Convertible note derivative liability(2)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Public Warrants(1)	$—	$—	$—	$—
Junior Note Warrants	—	—	2,238,519	2,238,519

(1) The Public Warrants are a Level 1 fair value measurement, as noted further below and in Note 10, Warrants, of these consolidated financial statements.

(2) Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy:

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Public Warrants(1)	$—	$—	$—	$—
Junior Note Warrants	—	—	2,238,519	2,238,519
(1) The Public Warrants are a Level 1 fair value measurement, as noted further below and in Note 10 of these consolidated financial statements.
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Level 1 financial liabilities.

Year Ended December 31,
2023
Fair value, beginning of period	$—
Recognition of Public Warrants upon the reverse recapitalization	1,336,863
Change in fair value	(1,336,863)
Fair value as of December 31, 2023	$—

Junior Note Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Fair value, September 30, 2023	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value, December 31, 2023	2,238,519
Change in fair value	(3,311)
Fair value, March 30, 2024	2,235,208
Change in fair value	(1,783,201)
Fair value, June 30, 2024	452,007
Change in fair value	(369,674)
Fair value, September 30, 2024	$82,333

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2023
Fair value, beginning of period	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

Schedule of Aggregate Fair value of Warrants

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Nine Months Ended September 30, 2024	Year Ended December 31, 2023
Common Stock Warrants:
Stock price	$0.03 - 0.51	$0.15 - 0.18
Expected term (in years)	4.2 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 76.9%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value, June 30, 2024	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value, September 30, 2024	$37,900

Schedule of Aggregate Fair value of Warrants

The aggregate fair value of the August 2024 Convertible Note Derivative Liability was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the August 2024 Convertible Note Derivative Liability during the nine months ended September 30, 3034 were as follows:

Nine Months Ended September 30, 2024
August 2024 Convertible Note Derivative Liability:
Stock price	$$0.51 - $1.82
Expected term (in years)	0.35 - 0.46
Expected volatility	253.0% - 285.4%
Risk-free interest rate	4.6% - 5.0%
Expected dividend yield	0.0%

Legacy Nuburu Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Legacy Nuburu Convertible Notes, which were cancelled and converted into shares of Legacy Nuburu common stock in connection with the Business Combination:

Fair value, January 1, 2023	$22,688,097
Cancellation and convsion in connection with the Business Combination	(22,688,097)
Fair value as of March 31, 2023	$—

The following table sets forth a summary of the changes in fair value of the Company's Legacy Nuburu Convertible Notes, which were cancelled and converted into shares of Legacy Nuburu common stock in connection with the Business Combination:

Year Ended December 31,
2023
Fair value, beginning of period	$22,688,097
Cancellation and conversion in connection with the Business Combination	(22,688,097)
Fair value as of December 31, 2023	$—